Earnings (loss) per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings (loss) per share
Weighted daily average of Common shares	148,315,445	137,382,323
Dilutive effect of stock options	5,375,592
Dilutive effect of warrants	4,611,720
Weighted average number of diluted shares	158,302,757	137,382,323
Number of anti-diluted stock options, warrants, compensation options, convertible debentures and convertible loans excluded from fully diluted earnings per share calculation	4,664,396	31,737,530